Other assets (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other assets

		December 31,	December 31,
As at	Note	2024	2023
Retirement assets	14	$61	$83
Electricity swaps	23	12	18
Deposits		42	25
Other		13	12
		$129	$137